TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carry forward tax losses			$ 3,473
Tax rate		20.00%	23.00%	24.00%	25.00%
Unrecognized tax benefits			$ 1,611	$ 908	$ 663
Revenues			$ 92,602	64,292	$ 67,825
Estimated tax expense				$ 377
Minimum [Member]
Carry forward tax losses for subsidiaries, term			1 year
Maximum [Member]
Carry forward tax losses for subsidiaries, term			20 years
2017 [Member]
Tax rate					24.00%
2018 [Member]
Tax rate					23.00%
Subsidiary of Common Parent [Member]
Carry forward tax losses			$ 14,122
Development area A [Member]
Tax rate	7.50%				9.00%
Other area [Member]
Tax rate					16.00%